UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2849

                           OPPENHEIMER HIGH YIELD FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS

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CORPORATE BONDS AND NOTES--TOP TEN INDUSTRIES
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Media                                                                      12.9%
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Hotels, Restaurants & Leisure                                               8.2
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Oil & Gas                                                                   7.4
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Wireless Telecommunication Services                                         5.0
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Health Care Providers & Services                                            4.4
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Automobiles                                                                 3.9
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Containers & Packaging                                                      3.9
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Diversified Telecommunication Services                                      3.8
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Metals & Mining                                                             2.8
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Energy Traders                                                              2.5

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

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                         8 | OPPENHEIMER HIGH YIELD FUND
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CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                        A                         1.6%
                        BBB                       2.4
                        BB                       23.2
                        B                        52.8
                        CCC                       7.3
                        CC                        0.3
                        Not Rated                12.4

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on the total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. As of that date, no securities held by the Fund were rated higher than A or lower than CC. Under normal market conditions, the Fund invests at least 80% of its assets (plus borrowings for investment purposes) in high yield, lower rated investments, which include high yield, lower rated fixed income securities commonly known as "junk bonds". Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 25% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by the prospectus.

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                         9 | OPPENHEIMER HIGH YIELD FUND
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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer High Yield Fund produced modest gains and outperformed its benchmark for its fiscal year ended June 30, 2006. We attribute the Fund's modest performance to our generally neutral position, which prevented the Fund from participating in the continued rally experienced in the more speculative parts of the high-yield market. However, the Fund did receive positive contributions from a variety of higher quality issues across multiple market sectors.

      During the period, given the expectation that spreads were likely to remain in a relatively narrow range, we maintained the Fund's neutral position, with an underweighted exposure to the market's more speculative issues. This position served the Fund well in the closing months of 2005 when investors sought out higher-quality issues. However, the Fund's performance suffered beginning in the early months of 2006 as market sentiment reversed and tended to favor more speculative issues once again. Nevertheless, the Fund's focus on issue selectivity enabled it to continue delivering relatively strong returns as compared to its benchmark, the Merrill Lynch High Yield Cash Pay Index.

      The Fund received positive contributions to performance from its exposure to a variety of areas, including telecommunications, materials, consumer discretionary and an active mergers-and-acquisitions environment crossing over many market sectors. Top holdings included the Fund's exposure to credits issued by Doane Pet Care Co., a holding that proved quite lucrative for the Fund as the company was involved in two acquisitions. As a result of this activity, the Fund's positions were tendered at very attractive premiums, which greatly aided performance. The Fund also received contributions to performance from its holdings in Neiman Marcus Group, Inc., which benefited from strong same store sales. Additionally, the Fund's overweighted exposure to movie theater chain operators aided performance, as theaters benefited from increased ticket sales. Top contributors in this area included AMC Entertainment, Inc., and Cinemark, Inc.

      On the negative side, top detractors from Fund performance included department store operator, Bon-Ton Stores, Inc. (The), and wholesale energy marketer, Mirant Americas Generation LLC. The Bon-Ton Stores' bonds declined due to weak same store sales. Mirant's bonds suffered as a result of its hostile bid for a competitor, an action that surprised many investors who had anticipated that the company would use its cash to deleverage. Mirant has since withdrawn its bid but its bonds remain off because of the market's concern that the company may take a similar type of action in the future. And lastly, although the Fund


                        10 | OPPENHEIMER HIGH YIELD FUND
generally de-emphasized bonds from airlines, even a small amount of exposure to this troubled area held back absolute returns.

      The Fund was underweighted in the automobile industry, a position which benefited performance given the volatility experienced in this area. However, the Fund did hold bonds issued by the credit operations of Ford Motor Co. and General Motors Corp. (GM), Ford Motor Credit Co. and General Motors Acceptance Corp., respectively. While we remain concerned about the fundamental operations of the parent companies, Ford Motor Co. and GM, we are confident that our exposure to the credit side of these well-capitalized businesses is the best way, in our view, to gain access to this well compensated area of the high-yield bond market.

      Please note that fixed income investing entails credit risks and interest rate risks. When interest rates rise, bond prices generally fall, and the Fund's share prices can fall. The Fund invests in debt securities below investment grade, which may entail greater credit risks, as described in the prospectus. Lower-grade debt securities (these are sometimes called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. Mortgage-related securities have greater potential for loss when interest rates rise.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on October 15, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Merrill Lynch High Yield Cash Pay Index, an unmanaged index of below investment grade securities of U.S. corporate debt issuers, and the Lehman Brothers Credit Index, an index of non-convertible U.S. investment-grade corporate bonds. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        11 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer High Yield Fund (Class A)

      Merrill Lynch High Yield Cash Pay Index

      Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Oppenheimer High        Merrill Lynch
                   Yield Fund          High Yield Cash        Lehman Brothers
  Date              (Class A)             Pay Index            Credit Index
06/30/96              9,525                 10,000                 10,000
09/30/96              9,947                 10,390                 10,200
12/31/96             10,314                 10,799                 10,555
03/31/97             10,307                 10,912                 10,449
06/30/97             10,773                 11,430                 10,879
09/30/97             11,326                 11,877                 11,305
12/31/97             11,544                 12,184                 11,635
03/31/98             12,048                 12,523                 11,813
06/30/98             12,103                 12,733                 12,117
09/30/98             11,207                 12,278                 12,557
12/31/98             11,556                 12,630                 12,632
03/31/99             11,991                 12,767                 12,543
06/30/99             12,017                 12,852                 12,346
09/30/99             11,860                 12,692                 12,831
12/31/99             12,037                 12,829                 12,385
03/31/00             11,879                 12,597                 12,562
06/30/00             12,103                 12,676                 12,717
09/30/00             12,165                 12,848                 13,107
12/31/00             11,569                 12,342                 13,548
03/31/01             12,072                 13,109                 14,127
06/30/01             11,656                 12,943                 14,277
09/30/01             10,852                 12,420                 14,825
12/31/01             11,563                 13,108                 14,957
03/31/02             11,557                 13,365                 14,918
06/30/02             11,018                 12,544                 15,350
09/30/02             10,564                 12,148                 16,038
12/31/02             11,057                 12,958                 16,532
03/31/03             11,726                 13,852                 16,928
06/30/03             12,823                 15,192                 17,740
09/30/03             13,170                 15,576                 17,715
12/31/03             13,970                 16,486                 17,803
03/31/04             14,218                 16,854                 18,386
06/30/04             14,221                 16,706                 17,756
09/30/04             14,678                 17,481                 18,502
12/31/04             15,298                 18,261                 18,737
03/31/05             15,087                 17,999                 18,539
06/30/05             15,337                 18,483                 19,201
09/30/05             15,534                 18,651                 19,008
12/31/05             15,712                 18,778                 19,103
03/31/06             16,115                 19,314                 18,881
06/30/06             16,095                 19,343                 18,807

AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year -0.04%     5-Year 5.63%     10-Year 4.87%


                        12 | OPPENHEIMER HIGH YIELD FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer High Yield Fund (Class B)

      Merrill Lynch High Yield Cash Pay Index

      Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     Oppenheimer         Merrill Lynch
                   High Yield Fund      High Yield Cash         Lehman Brothers
 Date                 (Class B)            Pay Index             Credit Index
06/30/96               10,000                10,000                 10,000
09/30/96               10,419                10,390                 10,200
12/31/96               10,785                10,799                 10,555
03/31/97               10,757                10,912                 10,449
06/30/97               11,218                11,430                 10,879
09/30/97               11,768                11,877                 11,305
12/31/97               11,973                12,184                 11,635
03/31/98               12,467                12,523                 11,813
06/30/98               12,508                12,733                 12,117
09/30/98               11,552                12,278                 12,557
12/31/98               11,892                12,630                 12,632
03/31/99               12,311                12,767                 12,543
06/30/99               12,323                12,852                 12,346
09/30/99               12,137                12,692                 12,831
12/31/99               12,287                12,829                 12,385
03/31/00               12,100                12,597                 12,562
06/30/00               12,307                12,676                 12,717
09/30/00               12,347                12,848                 13,107
12/31/00               11,725                12,342                 13,548
03/31/01               12,206                13,109                 14,127
06/30/01               11,770                12,943                 14,277
09/30/01               10,928                12,420                 14,825
12/31/01               11,619                13,108                 14,957
03/31/02               11,604                13,365                 14,918
06/30/02               11,037                12,544                 15,350
09/30/02               10,582                12,148                 16,038
12/31/02               11,075                12,958                 16,532
03/31/03               11,746                13,852                 16,928
06/30/03               12,845                15,192                 17,740
09/30/03               13,192                15,576                 17,715
12/31/03               13,994                16,486                 17,803
03/31/04               14,242                16,854                 18,386
06/30/04               14,244                16,706                 17,756
09/30/04               14,703                17,481                 18,502
12/31/04               15,323                18,261                 18,737
03/31/05               15,112                17,999                 18,539
06/30/05               15,363                18,483                 19,201
09/30/05               15,560                18,651                 19,008
12/31/05               15,739                18,778                 19,103
03/31/06               16,142                19,314                 18,881
06/30/06               16,122                19,343                 18,807

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year -0.69%     5-Year 5.55%     10-Year 4.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        13 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer High Yield Fund (Class C)

      Merrill Lynch High Yield Cash Pay Index

      Lehman Brothers Credit Index

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                   Oppenheimer          Merrill Lynch
                 High Yield Fund       High Yield Cash         Lehman Brothers
 Date               (Class C)             Pay Index             Credit Index
06/30/96             10,000                 10,000                 10,000
09/30/96             10,415                 10,390                 10,200
12/31/96             10,786                 10,799                 10,555
03/31/97             10,757                 10,912                 10,449
06/30/97             11,223                 11,430                 10,879
09/30/97             11,761                 11,877                 11,305
12/31/97             11,973                 12,184                 11,635
03/31/98             12,472                 12,523                 11,813
06/30/98             12,504                 12,733                 12,117
09/30/98             11,554                 12,278                 12,557
12/31/98             11,891                 12,630                 12,632
03/31/99             12,315                 12,767                 12,543
06/30/99             12,318                 12,852                 12,346
09/30/99             12,133                 12,692                 12,831
12/31/99             12,291                 12,829                 12,385
03/31/00             12,105                 12,597                 12,562
06/30/00             12,311                 12,676                 12,717
09/30/00             12,351                 12,848                 13,107
12/31/00             11,723                 12,342                 13,548
03/31/01             12,210                 13,109                 14,127
06/30/01             11,766                 12,943                 14,277
09/30/01             10,932                 12,420                 14,825
12/31/01             11,627                 13,108                 14,957
03/31/02             11,613                 13,365                 14,918
06/30/02             11,050                 12,544                 15,350
09/30/02             10,575                 12,148                 16,038
12/31/02             11,033                 12,958                 16,532
03/31/03             11,682                 13,852                 16,928
06/30/03             12,754                 15,192                 17,740
09/30/03             13,074                 15,576                 17,715
12/31/03             13,843                 16,486                 17,803
03/31/04             14,048                 16,854                 18,386
06/30/04             14,024                 16,706                 17,756
09/30/04             14,463                 17,481                 18,502
12/31/04             15,030                 18,261                 18,737
03/31/05             14,793                 17,999                 18,539
06/30/05             15,009                 18,483                 19,201
09/30/05             15,170                 18,651                 19,008
12/31/05             15,313                 18,778                 19,103
03/31/06             15,693                 19,314                 18,881
06/30/06             15,641                 19,343                 18,807

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year 3.24%      5-Year 5.86%     10-Year 4.57%


                        14 | OPPENHEIMER HIGH YIELD FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer High Yield Fund (Class N)

      Merrill Lynch High Yield Cash Pay Index

      Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                    Oppenheimer          Merrill Lynch
                  High Yield Fund       High Yield Cash        Lehman Brothers
 Date                (Class N)            Pay Index             Credit Index
03/01/01              10,000                10,000                 10,000
03/31/01               9,682                 9,868                 10,062
06/30/01               9,357                 9,743                 10,169
09/30/01               8,711                 9,349                 10,559
12/31/01               9,278                 9,867                 10,653
03/31/02               9,278                10,060                 10,625
06/30/02               8,840                 9,442                 10,932
09/30/02               8,471                 9,144                 11,423
12/31/02               8,864                 9,754                 11,775
03/31/03               9,394                10,427                 12,057
06/30/03              10,262                11,436                 12,635
09/30/03              10,527                11,725                 12,617
12/31/03              11,157                12,410                 12,680
03/31/04              11,334                12,687                 13,095
06/30/04              11,336                12,575                 12,647
09/30/04              11,689                13,158                 13,178
12/31/04              12,170                13,745                 13,345
03/31/05              11,980                13,548                 13,204
06/30/05              12,166                13,913                 13,675
09/30/05              12,310                14,039                 13,538
12/31/05              12,453                14,135                 13,606
03/31/06              12,761                14,538                 13,447
06/30/06              12,733                14,560                 13,395

AVERAGE ANNUAL TOTAL RETURN OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/06

1-Year 3.69%      5-Year 6.35%     Since Inception (3/1/01) 4.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer High Yield Fund (Class Y)

      Merrill Lynch High Yield Cash Pay Index

      Lehman Brothers Credit Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Oppenheimer High       Merrill Lynch
                    Yield Fund         High Yield Cash         Lehman Brothers
 Date               (Class Y)             Pay Index             Credit Index
10/15/97              10,000                10,000                 10,000
12/31/97              10,078                10,258                 10,292
03/31/98              10,518                10,544                 10,449
06/30/98              10,581                10,721                 10,718
09/30/98               9,798                10,337                 11,107
12/31/98              10,111                10,634                 11,174
03/31/99              10,493                10,749                 11,095
06/30/99              10,524                10,821                 10,921
09/30/99              10,387                10,686                 10,952
12/31/99              10,545                10,801                 10,956
03/31/00              10,407                10,606                 11,112
06/30/00              10,614                10,673                 11,249
09/30/00              10,679                10,817                 11,594
12/31/00              10,145                10,392                 11,984
03/31/01              10,592                11,037                 12,496
06/30/01              10,235                10,897                 12,629
09/30/01               9,529                10,457                 13,113
12/31/01              10,151                11,036                 13,231
03/31/02              10,160                11,252                 13,196
06/30/02               9,686                10,561                 13,578
09/30/02               9,287                10,228                 14,187
12/31/02               9,715                10,910                 14,624
03/31/03              10,311                11,663                 14,974
06/30/03              11,284                12,791                 15,692
09/30/03              11,580                13,114                 15,670
12/31/03              12,290                13,880                 15,748
03/31/04              12,498                14,191                 16,264
06/30/04              12,503                14,066                 15,707
09/30/04              12,923                14,718                 16,366
12/31/04              13,458                15,375                 16,574
03/31/05              13,271                15,154                 16,399
06/30/05              13,493                15,562                 16,984
09/30/05              13,668                15,703                 16,814
12/31/05              13,835                15,810                 16,898
03/31/06              14,215                16,261                 16,701
06/30/06              14,206                16,286                 16,636

AVERAGE ANNUAL TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 6/30/06

1-Year 5.28%      5-Year 6.78%     Since Inception (10/15/97) 4.11%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, LIFE AND 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        16 | OPPENHEIMER HIGH YIELD FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/28/78. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/15/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        17 | OPPENHEIMER HIGH YIELD FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore,


                        18 | OPPENHEIMER HIGH YIELD FUND
the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                               BEGINNING           ENDING              EXPENSES
                               ACCOUNT             ACCOUNT             PAID DURING
                               VALUE               VALUE               6 MONTHS ENDED
                               (1/1/06)            (6/30/06)           JUNE 30, 2006
-----------------------------------------------------------------------------------------
Class A Actual                 $1,000.00           $1,024.40           $5.28
-----------------------------------------------------------------------------------------
Class A Hypothetical            1,000.00            1,019.59            5.27
-----------------------------------------------------------------------------------------
Class B Actual                  1,000.00            1,021.30            9.21
-----------------------------------------------------------------------------------------
Class B Hypothetical            1,000.00            1,015.72            9.19
-----------------------------------------------------------------------------------------
Class C Actual                  1,000.00            1,021.40            9.26
-----------------------------------------------------------------------------------------
Class C Hypothetical            1,000.00            1,015.67            9.24
-----------------------------------------------------------------------------------------
Class N Actual                  1,000.00            1,022.50            7.20
-----------------------------------------------------------------------------------------
Class N Hypothetical            1,000.00            1,017.70            7.18
-----------------------------------------------------------------------------------------
Class Y Actual                  1,000.00            1,026.80            3.88
-----------------------------------------------------------------------------------------
Class Y Hypothetical            1,000.00            1,020.98            3.87

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Class A                   1.05%
-----------------------------------
Class B                   1.83
-----------------------------------
Class C                   1.84
-----------------------------------
Class N                   1.43
-----------------------------------
Class Y                   0.77

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                        19 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/111,2 (Cost $1,532,264)                   $  2,125,400     $       21,254

---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--86.7%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--31.6%
---------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10            1,500,000          1,481,250
---------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3                                               550,000            371,250
---------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                     3,750,000          3,496,875
9% Sr. Unsec. Nts., 7/1/15                                                               3,270,000          3,139,200
---------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                  900,000            855,000
---------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                2,600,000          2,509,000
---------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                      650,000            651,625
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                  3,900,000          4,294,875
---------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                   1,300,000          1,287,000
---------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                              1,500,000          1,231,875
8.25% Sr. Unsec. Nts., 8/1/10                                                            5,300,000          4,982,000
                                                                                                       --------------
                                                                                                           24,299,950

---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.9%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                     1,200,000            873,000
---------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                     6,250,000          5,784,588
5.80% Sr. Unsec. Nts., 1/12/09                                                           1,200,000          1,096,901
7.375% Nts., 10/28/09                                                                   14,150,000         13,091,509
9.473% Nts., 4/15/12 2                                                                   7,335,000          7,457,142
---------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                     9,200,000          8,787,638
7.25% Nts., 3/2/11                                                                         900,000            873,401
8% Bonds, 11/1/31                                                                        7,150,000          6,890,355
---------------------------------------------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                                                      1,600,000          1,424,000
8.375% Sr. Unsec. Debs., 7/15/33                                                         1,450,000          1,174,500
---------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 4                                                                  465,000            478,950
10.50% Sr. Sub. Nts., 1/1/16 4                                                           5,205,000          5,543,325
                                                                                                       --------------
                                                                                                           53,475,309


                        20 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub. Nts., 12/15/13 4                                $  2,405,000     $    2,417,025
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp., 10.25% Sr.
Sub. Nts., 6/1/16 4                                                                      2,110,000          2,110,000
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.2%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                                   1,750,000          1,763,125
---------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                         3,080,000          3,033,800
---------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                            1,300,000          1,368,250
---------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                          3,000,000          3,157,500
---------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 4                                               3,520,000          3,344,000
---------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                       1,932,000          2,014,110
---------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 4                      3,750,000          3,609,375
---------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                   2,150,000          2,026,375
8% Sr. Nts., 11/15/13                                                                    1,400,000          1,405,250
---------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 4                                     3,525,000          3,736,500
---------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                         2,666,000          2,666,000
---------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                          4,100,000          3,889,875
9% Sr. Sub. Nts., 3/15/12                                                                2,200,000          2,307,250
---------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Unsec. Sub. Nts., 10/1/15                            420,000            440,475
---------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                                     3,532,000          3,735,090
---------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                          1,600,000          1,500,000
6.75% Sr. Nts., 4/1/13 4                                                                 1,350,000          1,294,313
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                      6,950,000          7,158,500
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                       2,000,000          2,065,000
---------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                     1,240,000          1,173,350
6.375% Sr. Sub. Nts., 7/15/09                                                            2,200,000          2,153,250
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                     1,735,000          1,643,913
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                       900,000            875,250
8% Sr. Sub. Nts., 4/1/12                                                                 2,750,000          2,808,438
---------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                              2,700,000          2,666,250
---------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                            3,700,000          3,857,250
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                       950,000            969,000
---------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                         735,000            689,063
6.875% Sr. Sub. Nts., 12/1/11                                                              900,000            884,250


                        21 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                     $  6,750,000     $    6,800,625
---------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 4                                    1,690,000          1,755,488
---------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                                                                  2,397,000          2,193,255
9.75% Sr. Nts., 4/15/13                                                                  2,700,000          2,494,125
---------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                       3,550,000          3,723,063
---------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                       7,400,000          6,919,000
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                      1,245,000          1,167,188
---------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                               7,050,000          6,812,063
---------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                        2,700,000          2,953,125
---------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                         2,700,000          2,578,500
---------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                    6,100,000          5,779,750
                                                                                                       --------------
                                                                                                          111,410,984

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                         3,300,000          3,316,500
---------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                            800,000            882,387
---------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                      2,250,000          2,064,375
8.875% Sr. Sub. Nts., 4/1/12                                                             1,500,000          1,500,000
---------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                           2,750,000          2,863,443
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                      2,000,000          2,092,500
---------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                         1,095,000          1,100,475
---------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                     1,200,000          1,198,500
---------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                 1,750,000          1,820,000
---------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                      1,400,000          1,319,500
---------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                        2,500,000          2,412,500
                                                                                                       --------------
                                                                                                           20,570,180

---------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                   1,875,000          1,828,125
---------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                    1,900,000          2,103,946
---------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 4                                  740,000            719,650
                                                                                                       --------------
                                                                                                            4,651,721


                        22 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA--12.9%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 3                                                  $  1,150,000     $      632,500
8.375% Sr. Nts., Series B, 2/1/08 3                                                      2,700,000          1,498,500
9.875% Sr. Nts., Series B, 3/1/07 3                                                      2,200,000          1,221,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                                                   1,200,000            696,000
10.875% Sr. Unsec. Nts., 10/1/10 3                                                       1,500,000            825,000
---------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                      2,100,000          2,089,500
---------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                          3,300,000          3,040,125
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                       1,499,000          1,480,263
---------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                     3,450,000          3,070,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                            2,750,000          2,578,125
---------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 4                                   1,685,000          1,626,025
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Nts., 9/15/10 4                                                               1,880,000          1,889,400
10.25% Sr. Unsec. Nts., 9/15/10                                                          3,200,000          3,224,000
---------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 4                         11,800,000         11,873,750
---------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                      1,800,000          1,899,000
---------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                                6,800,000          5,304,000
---------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                         4,500,000          4,477,500
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                          1,130,000          1,135,650
---------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                                                 3,000,000          3,187,500
---------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                  2,100,000          2,189,250
9.875% Sr. Sub. Nts., 8/15/13                                                            3,516,000          3,828,027
---------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                                                      4,200,000          3,559,500
8% Unsec. Nts., 11/15/13                                                                12,825,000         12,953,250
---------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, 8.625% Pass-Through Certificates,
Series 6-T1, 6/29/11 4                                                                   2,000,000          1,965,000
---------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                          2,150,000          2,026,375
7.125% Sr. Nts., 2/1/16 4                                                                1,900,000          1,838,250
---------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                2,700,000          2,659,500
---------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts.,
3/1/14                                                                                   1,500,000          1,503,750
---------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                 1,937,000          1,782,040
---------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                     1,750,000          1,828,750


                        23 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                  $  3,092,000     $    2,875,560
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                       1,000,000            982,500
---------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                       2,530,000          2,321,275
---------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 5                                 5,700,000          4,096,875
---------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts.,
10/15/15                                                                                   645,000            622,425
---------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                      2,247,000          2,247,000
---------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                             4,700,000          4,136,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                       700,000            640,500
---------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.318% Sr. Sec. Nts., 1/15/13 2,4                          3,130,000          3,153,475
---------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                     3,400,000          3,060,000
8.875% Sr. Unsec. Nts., 5/15/11                                                          2,647,000          2,554,355
---------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 4                                  1,225,000          1,123,938
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., 1/15/13 4                                                         6,420,000          5,938,500
6.875% Sr. Disc. Nts., Series A-2, 1/15/13 4                                            11,090,000         10,258,250
6.875% Sr. Nts., 1/15/13                                                                 6,300,000          5,827,500
8.875% Sr. Nts., Series A-3, 1/15/16 4                                                   8,295,000          8,409,056
---------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 4                      3,900,000          4,299,750
---------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                           1,950,000          2,030,438
---------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 4                                  2,000,000          2,110,000
---------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                         9,150,000          9,333,000
8.75% Sr. Sub. Nts., 12/15/11                                                            1,250,000          1,312,500
---------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                              3,450,000          3,527,625
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                               1,300,000          1,287,000
---------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                                  6,327,000          4,587,075
                                                                                                       --------------
                                                                                                          174,616,627

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Nts., 3/15/14 4                                   6,600,000          6,154,500
---------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 4                                                                  4,910,000          5,155,500
10.375% Sr. Sub. Nts., 10/15/15 4                                                        1,205,000          1,286,338
                                                                                                       --------------
                                                                                                           12,596,338


                        24 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                              $  1,400,000     $    1,393,000
---------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                     1,450,000          1,370,250
---------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                 1,500,000          1,335,000
---------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3                                         700,000                 --
---------------------------------------------------------------------------------------------------------------------
Linens `N Things, Inc., 10.702% Sr. Sec. Nts., 1/15/14 2,4                               3,175,000          3,024,188
---------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                               3,500,000          3,710,000
---------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                        1,100,000          1,100,000
                                                                                                       --------------
                                                                                                           11,932,438

---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 4                                                  2,300,000          2,426,500
---------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.74% Sr. Unsec. Unsub. Nts., 4/1/12 2                                                   1,615,000          1,651,338
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                    2,556,000          2,568,780
---------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                         1,250,000          1,256,250
---------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                        2,385,000          2,229,975
---------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                    1,500,000          1,576,875
                                                                                                       --------------
                                                                                                           11,709,718

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.4%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                2,000,000          2,065,000
---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                          6,450,000          5,966,250
---------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                             2,650,000          2,676,500
9.50% Sr. Sec. Nts., 2/15/11                                                             1,600,000          1,668,000
                                                                                                       --------------
                                                                                                           10,310,750

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                        930,000            867,225
8.625% Sr. Sub. Nts., 12/15/12                                                           3,300,000          3,415,500
---------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                  1,909,000          1,832,640
8.875% Sr. Unsec. Nts., 3/15/11                                                            475,000            447,688
---------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                              3,100,000          2,991,500
---------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., Escrow Shares, 3/15/10 1                               2,000,000             92,080
---------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                     2,240,000          2,262,400
8% Sr. Nts., Series B, 10/15/09                                                            400,000            406,000
---------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]                        2,000,000          2,698,796
                                                                                                       --------------
                                                                                                           15,013,829


                        25 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                          $  1,800,000     $    1,674,000
---------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 4                                    2,460,000          2,543,025
                                                                                                       --------------
                                                                                                            4,217,025

---------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                               2,600,000          2,567,500
---------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                 2,500,000          2,600,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                      3,235,000          3,384,619
                                                                                                       --------------
                                                                                                            8,552,119

---------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13 4                                   6,205,000          6,096,413
---------------------------------------------------------------------------------------------------------------------
ENERGY--8.2%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Basic Energy Services, Inc., 7.125% Sr. Nts., 4/15/16 4                                  1,225,000          1,145,375
---------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/11 2                                    1,200,000          1,221,000
---------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                            2,500,000          2,600,000
---------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                             662,000            681,860
---------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 4                                                    1,470,000          1,392,825
---------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 4                                             1,230,000          1,273,050
---------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                         2,500,000          2,506,250
                                                                                                       --------------
                                                                                                           10,820,360

---------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.4%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                         2,650,000          2,550,625
---------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts., 12/15/15 4                                  1,205,000          1,206,506
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                          1,400,000          1,305,500
6.875% Sr. Unsec. Nts., 1/15/16                                                          6,084,000          5,779,800
---------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                               495,000            457,875
---------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                3,610,000          3,465,600
---------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Nts., 3/1/16 4                                               740,000            740,000
---------------------------------------------------------------------------------------------------------------------
El Paso Corp.:
7.75% Sr. Nts., 1/15/32                                                                  3,500,000          3,425,625
7.875% Sr. Unsec. Nts., 6/15/12                                                          6,452,000          6,597,170
---------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                               1,600,000          1,624,000
---------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                            7,450,000          7,543,125
---------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                 2,000,000          2,015,000


                        26 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                 $  1,900,000     $    1,862,000
---------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                      1,100,000          1,058,750
---------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                            1,920,000          1,948,800
---------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                1,750,000          1,732,500
6.875% Sr. Nts., 12/15/13 4                                                                680,000            635,800
---------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                            3,700,000          3,542,750
---------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                                                              490,000            477,750
---------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                          2,500,000          2,468,750
---------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                            1,700,000          1,683,000
---------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                                     1,000,000            931,250
7.875% Sr. Sub. Nts., 5/1/13 4                                                           1,225,000          1,234,188
---------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                     2,000,000          2,187,456
---------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                3,935,000          3,708,738
---------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                            1,125,000          1,043,438
7.375% Sr. Sub. Nts., 7/15/13                                                            1,500,000          1,496,250
7.50% Sr. Sub. Nts., 5/15/16                                                             1,220,000          1,210,850
---------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                      2,800,000          2,700,575
8% Sr. Unsub. Nts., 3/1/32                                                               2,500,000          2,595,765
8.875% Sr. Nts., 3/15/10                                                                 1,800,000          1,910,255
---------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                     1,680,000          1,694,700
8.25% Sr. Unsec. Sub. Nts., 12/15/11 1                                                   3,500,000          3,552,500
---------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 4                                         2,390,000          2,318,300
---------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                          1,775,000          1,868,188
---------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                          4,050,000          4,072,802
---------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 4                                                                  870,000            830,850
6.625% Sr. Nts., 11/1/15 4                                                                 870,000            828,675
---------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.40% Sr. Nts., 4/15/16 4                                                                1,710,000          1,645,875
8.875% Sr. Unsub. Nts., Series B, 7/15/12                                                1,200,000          1,329,000
---------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                              2,300,000          2,219,500
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                         600,000            577,500


                        27 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                   $  1,700,000     $    1,708,500
8.75% Unsec. Nts., 3/15/32                                                               5,300,000          5,790,250
---------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                                 800,000            792,000
                                                                                                       --------------
                                                                                                          100,368,331

---------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.7%
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                      6,100,000          6,633,750
---------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 1           3,700,000          2,793,500
---------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                          1,939,000          1,948,695
8% Sr. Nts., 6/15/11                                                                     2,095,000          2,147,375
                                                                                                       --------------
                                                                                                           13,523,320

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts., 11/5/17 2                                    2,069,459          1,914,260
---------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                    78,000             83,850
                                                                                                       --------------
                                                                                                            1,998,110

---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                     960,000            876,000
---------------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                             4,794,000          5,225,460
---------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr. Unsec.
Disc. Nts., Series B, 10/1/14 5                                                          3,100,000          2,441,250
---------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, 8.125% Pass-Through Certificates,
Series 6-T3, 6/29/11 4                                                                  10,000,000          9,812,500
---------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                      2,470,000          2,247,700
---------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 4                                                 7,980,000          7,710,675
---------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                             900,000            909,000
9.899% Sr. Unsec. Nts., 5/1/10 2                                                           775,000            804,063
                                                                                                       --------------
                                                                                                           30,026,648

---------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 2                                              2,552,000          2,717,880
---------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                     2,580,000          2,438,100
                                                                                                       --------------
                                                                                                            5,155,980

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.0%
---------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 4                           1,215,000          1,166,400


                        28 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                     $  1,100,000     $    1,072,500
---------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                      2,150,000          2,246,750
                                                                                                       --------------
                                                                                                            3,319,250

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                     2,000,000          2,107,500
---------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                     2,400,000          2,289,000
---------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                          2,320,000          2,215,600
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                      4,080,000          3,937,200
---------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                               600,000            630,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                       1,900,000          1,992,625
---------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                             2,800,000          2,849,000
---------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                     1,300,000          1,366,625
---------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                           3,200,000          3,025,667
6.375% Nts., 1/15/15                                                                     5,100,000          4,750,900
8.75% Sr. Nts., 9/1/10                                                                   2,000,000          2,118,530
---------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 4                                            4,880,000          4,806,800
---------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                               55,000             52,663
6.875% Sr. Sub. Nts., 12/15/15                                                             295,000            281,725
---------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                         1,220,000          1,200,175
---------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                              2,400,000          2,010,000
---------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                7,500,000          6,562,500
---------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                 2,520,000          2,261,700
7.375% Nts., 2/1/13                                                                        147,000            134,873
9.875% Sr. Nts., 7/1/14                                                                  6,575,000          6,607,875
---------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                          570,000            557,175
---------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                              2,150,000          2,246,750
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                     2,550,000          2,779,500
---------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 5                   4,500,000          3,195,000
                                                                                                       --------------
                                                                                                           59,979,383

---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                       2,900,000          2,769,500
---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.9%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                   2,450,000          2,364,250


                        29 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                                        $  1,100,000     $    1,166,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                        147,000            152,880
---------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                  1,975,000          1,920,688
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                       700,000            677,250
7.625% Sr. Sub. Nts., 2/1/18                                                               865,000            865,000
---------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                              900,000            843,750
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                     1,350,000          1,289,250
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                          3,345,000          3,211,200
7.625% Sr. Sub. Nts., 6/15/12                                                            1,250,000          1,275,000
---------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                 1,517,000          1,619,398
11% Sr. Sub. Nts., 2/15/13                                                               1,299,000          1,425,653
                                                                                                       --------------
                                                                                                           16,810,319

---------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 1,3                                              2,000,000             90,000
13% Sr. Unsec. Nts., 2/1/09 1,3                                                          6,720,000            302,400
                                                                                                       --------------
                                                                                                              392,400

---------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                 1,500,000          1,500,000
---------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                  1,950,000          1,872,000
---------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                       1,944,000          2,063,070
---------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                       1,550,000          1,507,375
                                                                                                       --------------
                                                                                                            6,942,445

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                    150,000            144,000
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                 11,600,000         11,078,000
---------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3                      2,500,000                 --
---------------------------------------------------------------------------------------------------------------------
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% Sr. Nts., 5/15/14 2,4                                                               490,000            491,225
7.75% Sr. Nts., 5/15/16 4                                                                1,230,000          1,186,950
---------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                              2,900,000          2,842,000
---------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                2,400,000          2,415,000
---------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                      2,200,000          2,079,000
7.50% Sr. Nts., 5/1/11                                                                   1,350,000          1,366,875
                                                                                                       --------------
                                                                                                           21,603,050


                        30 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                        $  3,175,000     $    3,238,500
---------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                 1,050,000            921,375
---------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                            2,200,000          2,343,000
---------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                               700,000            742,000
                                                                                                       --------------
                                                                                                            7,244,875

---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 4                      1,940,000          1,872,100
---------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                      1,800,000          1,667,250
                                                                                                       --------------
                                                                                                            3,539,350

---------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Case New Holland, Inc., 7.125% Sr. Nts., 3/1/14 4                                        1,970,000          1,891,200
---------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 4                                          2,000,000          1,910,000
---------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                   1,945,000          1,996,056
---------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                   600,000            591,000
10.50% Sr. Sub. Nts., 8/1/12                                                             2,174,000          2,369,660
---------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                     4,700,000          4,382,750
---------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                        1,950,000          1,911,000
---------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 7.375% Sr. Nts., 8/1/08 4                                          2,100,000          1,711,500
                                                                                                       --------------
                                                                                                           16,763,166

---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                          2,000,000          2,010,000
---------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                375,000            346,875
7.50% Sr. Unsec. Nts., 11/1/13                                                           2,693,000          2,625,675
9.625% Sr. Nts., 12/1/12                                                                 2,000,000          2,135,000
                                                                                                       --------------
                                                                                                            7,117,550

---------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                      490,000            491,225
---------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                         12,400,000         11,392,500
                                                                                                       --------------
                                                                                                           11,883,725

---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                      1,813,000          1,849,260
---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.2%
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 6                                          916,000          1,057,980
---------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                   8,700,000          7,438,500


                        31 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Nortel Networks Ltd., 9.73% Sr. Nts., 7/15/11 2,4                                     $  1,195,000     $    1,221,888
---------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3                     5,310,000                 53
                                                                                                       --------------
                                                                                                            9,718,421

---------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                    1,700,000          1,751,000
---------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                            2,650,000          2,494,313
---------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                           2,275,000          2,132,813
8.125% Sr. Sub. Nts., 3/1/16                                                               875,000            857,500
---------------------------------------------------------------------------------------------------------------------
Solectron Corp., 8% Sr. Sub. Nts., 3/15/16 4                                               425,000            420,750
                                                                                                       --------------
                                                                                                            5,905,376

---------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/091,3 [EUR]                          4,232,751                 --
---------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3                         1,040,900                 --
---------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/061,3 [EUR]                                   1,000,000                 --
                                                                                                       --------------
                                                                                                                   --

---------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                                                        4,257,000          4,448,565
---------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts., 5/15/14 4                                  2,150,000          2,150,000
---------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                 2,400,000          2,412,000
---------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 4                                                        1,370,000          1,428,225
10.25% Sr. Sub. Nts., 8/15/15 4                                                          6,650,000          6,907,688
                                                                                                       --------------
                                                                                                           17,346,478

---------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                             3,538,000          3,617,605
---------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts., 5/15/13                                          5,100,000          4,634,625
                                                                                                       --------------
                                                                                                            8,252,230

---------------------------------------------------------------------------------------------------------------------
MATERIALS--10.7%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Chemtura Corp., 6.875% Sr. Nts., 6/1/16                                                    639,000            620,629
---------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                  2,800,000          3,164,000
---------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                            147,000            155,453
10.625% Sr. Unsec. Nts., 5/1/11                                                          4,400,000          4,746,500
---------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                2,312,000          2,358,240


                        32 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CHEMICALS Continued
Huntsman International LLC, 7.875% Sr. Sub. Nts., 1/1/15 2,4                          $    870,000     $      819,975
---------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                                        2,535,000          2,845,538
11.625% Sr. Unsec. Nts., 10/15/10                                                           95,000            105,450
---------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                                                            147,000            164,273
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                   46,000             49,220
---------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 4                                          4,275,000          4,023,844
---------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                     2,350,000          2,326,500
---------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5                      2,850,000          2,052,000
---------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                   86,000             88,795
9.50% Sr. Sec. Nts., 12/15/08                                                              412,000            425,390
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                   2,500,000          2,550,000
10.50% Sr. Sec. Nts., 6/1/13                                                             1,250,000          1,381,250
11.125% Sr. Sec. Nts., 7/15/12                                                             700,000            763,000
---------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                            1,000,000            985,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                      693,000            744,109
---------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Nts., 12/1/12 4                     2,350,000          2,432,250
                                                                                                       --------------
                                                                                                           32,801,416

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                                   6,090,000          4,438,088
---------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.9%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                     2,450,000          2,290,750
---------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15 4                                         2,390,000          2,366,100
---------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                            450,000            443,250
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                    4,400,000          4,378,000
---------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                  3,300,000          3,308,250
9.50% Sr. Sub. Nts., 8/15/13                                                               400,000            398,000
---------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                       650,000            585,000
8.25% Sr. Unsec. Nts., 10/1/12                                                           5,531,000          5,212,968
---------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                           2,500,000          2,587,500
---------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                           2,447,000          2,465,353
8.75% Sr. Sec. Nts., 11/15/12                                                            5,400,000          5,649,750
8.875% Sr. Sec. Nts., 2/15/09                                                            3,000,000          3,105,000
---------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625% Sr. Sec. Nts., 6/15/09 3,6                                         1,485,737          1,615,739
---------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                               6,500,000          5,655,000


                        33 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                               $  1,500,000     $    1,425,000
9.75% Sr. Unsec. Nts., 2/1/11                                                            3,437,000          3,548,702
---------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts., 7/15/14                1,300,000          1,157,000
---------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 4                                         735,000            815,850
---------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                       6,100,000          5,612,000
                                                                                                       --------------
                                                                                                           52,619,212

---------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                           1,997,000          1,967,045
7.875% Sr. Unsec. Nts., 2/15/09                                                            900,000            900,000
---------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                     2,800,000          2,814,000
---------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts., 12/1/15 4                                  2,510,000          2,510,000
---------------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                                    2,200,000          2,387,000
---------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3                   814,000                 --
---------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                        850,000            915,875
---------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                            4,543,000          5,015,558
---------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                    2,500,000          2,675,000
---------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                   1,908,000          2,055,870
---------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                          850,000            888,250
---------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.75% Sr. Nts., 2/15/15 2,4                                               5,200,000          5,018,000
---------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                          5,750,000          6,037,500
---------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                            1,500,000          1,546,875
---------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                  1,514,000          1,619,980
10.75% Sr. Nts., 8/1/08                                                                  1,493,000          1,612,440
                                                                                                       --------------
                                                                                                           37,963,393

---------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                  2,150,000          1,972,625
---------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                       1,250,000          1,190,625
8.85% Unsec. Bonds, 8/1/30                                                               1,100,000            935,000
---------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                          1,435,000          1,456,525
---------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                      1,000,000            955,000
---------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                       1,950,000          1,706,250
---------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3                             5,400,000          3,510,000
---------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/154,6 [EUR]                                         866,473          1,137,355
---------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                      2,290,000          2,049,550
---------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14 1                                2,200,000          1,980,000


                        34 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                      $  1,160,000     $      597,400
                                                                                                       --------------
                                                                                                           17,490,330

---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.8%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
AT&T Corp., 9.05% Sr. Unsec. Nts., 11/15/11 2                                              259,000            275,242
---------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 4                                   9,300,000          8,835,000
---------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 4,7                                      4,105,000          4,228,150
---------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 2                                                                3,950,000          3,940,125
8.625% Sr. Nts., 1/15/15 2                                                                 180,000            181,350
---------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 4                             1,225,000          1,264,813
---------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 4,7                                                                 3,860,000          3,937,200
9% Sr. Unsec. Nts., 8/15/14                                                              3,770,000          3,845,400
---------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,3                                   4,000,000             80,000
---------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                        3,400,000          3,323,500
7.90% Unsec. Nts., 8/15/10                                                               2,572,000          2,572,000
---------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 2                                                                                1,500,000          1,462,500
---------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 2                                        7,200,000          7,632,000
---------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3                                             2,300,000                 --
---------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                5,275,000          5,433,250
---------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts.,
2/15/15                                                                                  1,370,000          1,421,375
---------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 4,7                                                              1,795,000          1,839,875
8.625% Sr. Nts., 8/1/16 4,7                                                              1,795,000          1,844,363
                                                                                                       --------------
                                                                                                           52,116,143

---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.0%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                  2,150,000          2,289,750
11% Sr. Unsec. Nts., 7/31/10                                                               147,000            161,700
---------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                  4,820,000          5,097,150
---------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                         1,500,000          1,503,750
7.50% Sr. Nts., 5/1/12                                                                   6,450,000          6,546,750
---------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3                           9,220,000                 --
---------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                7,350,000          7,772,625
---------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                             1,660,000          1,713,950


                        35 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                              $  3,671,000     $    3,625,113
9.318% Sr. Unsec. Nts., 10/15/12 2                                                         740,000            749,250
---------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 8.818% Sr. Sec. Nts., 1/15/12 2                                        570,000            592,800
---------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                          11,460,000         11,672,778
---------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11 1                                         3,300,000          3,469,125
---------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                 2,700,000          2,740,500
8% Sr. Sub. Nts., 12/15/12                                                               1,700,000          1,746,750
---------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                             7,447,000          7,456,309
9.875% Sr. Nts., 2/1/10                                                                  4,000,000          4,135,000
---------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                         4,200,000          4,588,500
---------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                             1,625,000          1,811,875
                                                                                                       --------------
                                                                                                           67,673,675

---------------------------------------------------------------------------------------------------------------------
UTILITIES--5.2%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.3%
AES Corp. (The), 8.375% Sr. Unsec. Unsub. Nts., 3/1/111 [GBP]                            2,500,000          4,669,268
---------------------------------------------------------------------------------------------------------------------
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 4                                                                1,220,000          1,201,700
7.75% Sr. Nts., 6/15/16 4                                                                  460,000            454,250
---------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                     10,000,000         10,650,000
---------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                                                          3,350,000          3,366,750
---------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50%
Sr. Sec. Nts., 9/1/10                                                                    1,300,000          1,345,500
---------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                      1,900,000          1,757,500
---------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                               797,000            800,985
9.50% Sr. Sec. Nts., 7/15/13                                                             4,260,000          4,302,600
---------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                 3,195,000          3,034,678
                                                                                                       --------------
                                                                                                           31,583,231

---------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--2.5%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 4                                          3,800,000          4,085,000
---------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                2,458,880          2,606,413
---------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                    3,986,000          3,786,700
8.375% Sr. Unsec. Nts., 5/1/16 4                                                           350,000            346,500
8.75% Sr. Nts., 2/15/12                                                                  1,159,000          1,182,180
---------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                            9,850,000          9,776,103


                        36 | OPPENHEIMER HIGH YIELD FUND

                                                                                         PRINCIPAL              VALUE
                                                                                            AMOUNT         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS Continued
Mirant Americas Generation LLC: Continued
8.50% Sr. Unsec. Nts., 10/1/21                                                        $  1,000,000     $      942,500
9.125% Sr. Unsec. Nts., 5/1/31                                                           2,400,000          2,340,000
---------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                        2,342,980          2,485,023
---------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                                                7,100,000          6,940,250
                                                                                                       --------------
                                                                                                           34,490,669

---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                             1,100,000          1,097,648
---------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                  1,147,000          1,167,073
7.75% Sr. Nts., 8/1/10                                                                   1,400,000          1,428,000
---------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                        1,000,000            984,717
                                                                                                       --------------
                                                                                                            3,579,790
                                                                                                       --------------
Total Corporate Bonds and Notes (Cost $1,204,213,203)                                                   1,178,145,948

                                                                                            SHARES
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.2%
---------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,6                                   110,146                 --
---------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 4                                        3,100            543,275
---------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,6                            3,738                374
---------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,8               28,000                 --
---------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,8                                            1                 --
---------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 14.25% Cum., Non-Vtg. 8                                            1,016          8,736,038
---------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 1,8                                         7,549          1,502,251
---------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 8                                                      192                576
---------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 8                                     1,243          1,507,138
---------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 4                            26,250          3,615,938
                                                                                                       --------------
Total Preferred Stocks (Cost $20,593,126)                                                                  15,905,590

---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.2%
---------------------------------------------------------------------------------------------------------------------
American Tower Corp. 8                                                                      60,609          1,886,152
---------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 1,8                                                                      20,488            307,320
---------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,8                                                         6,613                 --
---------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                     40,000          1,210,000
---------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                              2,479            119,587
---------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 8                                                         132,227            265,776
---------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 8                                                       157,019          1,213,757


                        37 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                VALUE
                                                                                            SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
---------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                      35,000     $    1,366,050
---------------------------------------------------------------------------------------------------------------------
Globix Corp. 8                                                                              80,275            398,967
---------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,8                                                           93,333                 --
---------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 1,8                                                                          54,796            901,613
---------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 8                                                   168,429            791,616
---------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 8                                                                                39,304          1,898,383
---------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 8                                                         17,168            814,622
---------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                              27,373            588,520
---------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 8                                                            27,760            571,023
---------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 8                                                         57,218          1,622,702
---------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                    7,544            335,708
---------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 8                                                                    14,063            226,977
---------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 8                                                                 8,124            206,918
---------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,8,9                                                                       459,132              4,591
---------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 8                                                                   4,014             59,809
---------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,8                                                                    30,000             30,000
---------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                14,036            470,066
---------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,8                                                           13,172                132
---------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 8                                                            467,777            817,133
---------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,8                                                                          9,471                 95
---------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 8                                                                         22,405             98,582
                                                                                                       --------------
Total Common Stocks (Cost $30,092,403)                                                                     16,206,099

                                                                                             UNITS
---------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,8                                                        2,000                 --
---------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,8                                             3,330                 --
---------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,8                                       4,000                 --
---------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,8                                                     7,500                 --
---------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,8                                                     1,445                 --
---------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts., Exp. 8/1/06 1,8                                    63                 --
---------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,8                                                            3,750                 --
---------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,8                                     2,800                 --
---------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,8                                                          5,000                 --
---------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 8                                                 100,000             34,000
---------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 8                                               6,519                 41
---------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 8                                                               44,823             38,548
Series B Wts., Exp. 1/16/10 8                                                               33,615             16,135


                        38 | OPPENHEIMER HIGH YIELD FUND

                                                                                                                VALUE
                                                                                             UNITS         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
---------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.: Continued
Series C Wts., Exp. 1/16/10 8                                                               33,615     $       11,765
---------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,8                                            30,800                308
                                                                                                       --------------
Total Rights, Warrants and Certificates (Cost $468,489)                                                       100,797

                                                                                         PRINCIPAL
                                                                                            AMOUNT
---------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.3%
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.548%, 5/1/16 1,10 (Cost $3,826,754)                      $  3,800,000          3,791,032

---------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.6%
---------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.36% in joint repurchase agreement (Principal
Amount/Value $2,439,041,000, with a maturity value of
$2,440,006,454) with UBS Warburg LLC, 4.75%, dated
6/30/06, to be repurchased at $130,695,713 on 7/3/06,
collateralized by Federal National Mortgage Assn.,
5%-6%, 10/1/35-3/1/36, with a value of
$2,494,907,407 (Cost $130,644,000)                                                     130,644,000        130,644,000
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,391,370,239)                                             99.0%     1,344,814,720
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                1.0         13,178,193
                                                                                      -------------------------------
NET ASSETS                                                                                   100.0%    $1,357,992,913
                                                                                      ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   EUR     Euro
   GBP     British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $27,973,693, which represents 2.06% of the Fund's net assets, of which $906,204 is considered restricted. See
Note 7 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $215,439,267 or 15.86% of the Fund's net assets as of June 30, 2006.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Interest or dividend is paid-in-kind.

7. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

8. Non-income producing security.


                        39 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

9. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                           SHARES         GROSS          GROSS           SHARES          VALUE     DIVIDEND
                    JUNE 30, 2005     ADDITIONS     REDUCTIONS    JUNE 30, 2006     SEE NOTE 1       INCOME
-----------------------------------------------------------------------------------------------------------
Prandium, Inc.            459,132            --             --          459,132         $4,591          $--

10. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        40 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,385,970,239)                                         $1,344,810,129
Affiliated companies (cost $5,400,000)                                                        4,591
                                                                                     ---------------
                                                                                      1,344,814,720
----------------------------------------------------------------------------------------------------
Cash                                                                                      2,146,970
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                   25,693,000
Investments sold                                                                          5,589,616
Shares of beneficial interest sold                                                        1,279,281
Other                                                                                        43,840
                                                                                     ---------------
Total assets                                                                          1,379,567,427

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $11,510,969 purchased on a when-issued basis or
forward commitment)                                                                      14,476,961
Shares of beneficial interest redeemed                                                    3,716,289
Dividends                                                                                 2,104,561
Distribution and service plan fees                                                          817,041
Transfer and shareholder servicing agent fees                                               188,531
Shareholder communications                                                                  160,774
Trustees' compensation                                                                       37,439
Other                                                                                        72,918
                                                                                     ---------------
Total liabilities                                                                        21,574,514

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $1,357,992,913
                                                                                     ===============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                           $      147,479
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                            2,007,739,675
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                          (4,341,276)
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions         (599,001,645)
----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                           (46,551,320)
                                                                                     ---------------
NET ASSETS                                                                           $1,357,992,913
                                                                                     ===============


                        41 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$965,984,834 and 104,621,166 shares of beneficial interest outstanding)                      $9.23
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                     $9.69
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $167,165,401
and 18,389,443 shares of beneficial interest outstanding)                                    $9.09
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $115,354,323
and 12,527,402 shares of beneficial interest outstanding)                                    $9.21
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,444,567
and 1,561,603 shares of beneficial interest outstanding)                                     $9.25
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $95,043,788 and 10,379,379 shares of beneficial interest outstanding)          $9.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        42 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (net of foreign withholding taxes of $89)                        $119,689,844
---------------------------------------------------------------------------------------
Dividends                                                                    2,117,888
---------------------------------------------------------------------------------------
Other income                                                                    30,090
                                                                          -------------
Total investment income                                                    121,837,822

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              9,161,234
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      2,537,010
Class B                                                                      2,007,280
Class C                                                                      1,265,093
Class N                                                                         80,392
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      1,648,466
Class B                                                                        358,564
Class C                                                                        245,161
Class N                                                                         45,324
Class Y                                                                        124,193
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                        204,201
Class B                                                                         48,053
Class C                                                                         28,326
Class N                                                                          3,493
---------------------------------------------------------------------------------------
Trustees' compensation                                                          27,486
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                     11,732
---------------------------------------------------------------------------------------
Administration service fees                                                      1,500
---------------------------------------------------------------------------------------
Other                                                                          120,944
                                                                          -------------
Total expenses                                                              17,918,452
Less reduction to custodian expenses                                           (10,799)
Less waivers and reimbursements of expenses                                    (23,958)
                                                                          -------------
Net expenses                                                                17,883,695

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      103,954,127


                        43 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                 $10,345,494
Closing and expiration of futures contracts                                    (560,838)
Foreign currency transactions                                                   377,640
                                                                            ------------
Net realized gain                                                            10,162,296
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (45,385,948)
Translation of assets and liabilities denominated in foreign currencies         642,111
                                                                            ------------
Net change in unrealized depreciation                                       (44,743,837)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $69,372,586
                                                                            ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        44 | OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                  2006               2005
-------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                      $  103,954,127     $  110,861,112
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                       10,162,296        (36,880,337)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                         (44,743,837)        45,951,518
                                                                           ----------------------------------
Net increase in net assets resulting from operations                           69,372,586        119,932,293

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       (76,878,315)       (79,104,021)
Class B                                                                       (13,013,722)       (17,461,746)
Class C                                                                        (8,196,826)        (9,342,456)
Class N                                                                        (1,115,107)          (915,301)
Class Y                                                                        (4,681,074)        (3,700,700)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                      (101,440,188)        12,882,345
Class B                                                                       (60,353,255)       (73,579,012)
Class C                                                                       (16,188,859)       (15,884,269)
Class N                                                                        (1,156,419)         7,103,476
Class Y                                                                        56,046,774        (16,599,862)

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total decrease                                                               (157,604,405)       (76,669,253)
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                         1,515,597,318      1,592,266,571
                                                                           ----------------------------------
End of period (including accumulated net investment loss of $4,341,276 and $4,807,789, respectively)
                                                                           $1,357,992,913     $1,515,597,318
                                                                           ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        45 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED JUNE 30,                         2006             2005              2004              2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period             $     9.46       $     9.41        $     9.15        $     8.62       $    10.20
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .68 1            .67 1             .73               .84              .92
Net realized and unrealized gain (loss)                (.22)             .05               .24               .47            (1.44)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                        .46              .72               .97              1.31             (.52)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.69)            (.67)             (.71)             (.69)           (1.01)
Tax return of capital distribution                       --               --                --              (.09)            (.05)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.69)            (.67)             (.71)             (.78)           (1.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     9.23       $     9.46        $     9.41        $     9.15       $     8.62
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.94%            7.85%            10.90%            16.38%           (5.47)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  965,985       $1,092,260        $1,073,708        $1,150,055       $  858,834
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,057,919       $1,125,060        $1,146,751        $  934,227       $  948,097
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  7.27%            7.05%             7.80%             9.54%            9.68%
Total expenses                                         1.05% 4          1.03% 4,5         1.03% 4,5         1.07% 4          1.10% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  58%              52%               55%               68%              47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        46 | OPPENHEIMER HIGH YIELD FUND

CLASS B    YEAR ENDED JUNE 30,                       2006           2005            2004            2003           2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period             $   9.31       $   9.26        $   9.03        $   8.51       $  10.09
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .60 1          .59 1           .63             .74            .84
Net realized and unrealized gain (loss)              (.22)           .05             .24             .49          (1.43)
                                                 -------------------------------------------------------------------------
Total from investment operations                      .38            .64             .87            1.23           (.59)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.60)          (.59)           (.64)           (.62)          (.94)
Tax return of capital distribution                     --             --              --            (.09)          (.05)
--------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.60)          (.59)           (.64)           (.71)          (.99)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   9.09       $   9.31        $   9.26        $   9.03       $   8.51
                                                 =========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   4.20%          7.05%           9.86%          15.60%         (6.23)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $167,165       $232,046        $303,184        $372,947       $338,654
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $200,772       $279,146        $347,319        $321,200       $366,869
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                6.49%          6.27%           7.03%           8.81%          8.93%
Total expenses                                       1.84% 4        1.80% 4,5       1.80% 4,5       1.84% 4        1.86% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                58%            52%             55%             68%            47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        47 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED JUNE 30,                       2006           2005             2004             2003           2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   9.43       $   9.38         $   9.13         $   8.60       $  10.18
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .61 1          .60 1            .66              .78            .86
Net realized and unrealized gain (loss)              (.22)           .05              .23              .46          (1.45)
                                                 ---------------------------------------------------------------------------
Total from investment operations                      .39            .65              .89             1.24           (.59)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.61)          (.60)            (.64)            (.62)          (.94)
Tax return of capital distribution                     --             --               --             (.09)          (.05)
                                                 ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (.61)          (.60)            (.64)            (.71)          (.99)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   9.21       $   9.43         $   9.38         $   9.13       $   8.60
                                                 ===========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   4.21%          7.02%            9.96%           15.55%         (6.08)%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $115,354       $134,453         $149,505         $160,713       $106,884
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $126,648       $149,487         $166,367         $120,997       $104,882
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                6.48%          6.27%            7.03%            8.78%          8.75%
Total expenses                                       1.85% 4        1.81% 4,5        1.79% 4,5        1.83% 4        1.86% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                58%            52%              55%              68%            47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        48 | OPPENHEIMER HIGH YIELD FUND

CLASS N    YEAR ENDED JUNE 30,                      2006          2005            2004            2003          2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  9.47       $  9.43         $  9.17         $  8.63       $ 10.20
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .65 1         .64 1           .70             .80           .96
Net realized and unrealized gain (loss)             (.22)          .04             .24             .49         (1.48)
                                                 ----------------------------------------------------------------------
Total from investment operations                     .43           .68             .94            1.29          (.52)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.65)         (.64)           (.68)           (.66)        (1.00)
Tax return of capital distribution                    --            --              --            (.09)         (.05)
                                                 ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.65)         (.64)           (.68)           (.75)        (1.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  9.25       $  9.47         $  9.43         $  9.17       $  8.63
                                                 ======================================================================

TOTAL RETURN, AT NET ASSET VALUE 2                  4.66%         7.32%          10.47%          16.08%        (5.53)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $14,445       $15,973         $ 8,894         $ 8,324       $ 2,396
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $16,218       $13,788         $10,501         $ 4,827       $   799
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               6.88%         6.66%           7.41%           9.14%         8.41%
Total expenses                                      1.43% 4       1.42% 4,5       1.38% 4,5       1.41% 4       1.35% 4
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%           52%             55%             68%           47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        49 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED JUNE 30,                      2006         2005         2004         2003         2002
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  9.38      $  9.33      $  9.09      $  8.56      $ 10.14
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .70 1        .67 1        .73          .86          .90
Net realized and unrealized gain (loss)             (.22)         .05          .23          .45        (1.41)
                                                 -------------------------------------------------------------
Total from investment operations                     .48          .72          .96         1.31         (.51)
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.70)        (.67)        (.72)        (.69)       (1.02)
Tax return of capital distribution                    --           --           --         (.09)        (.05)
                                                 -------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.70)        (.67)        (.72)        (.78)       (1.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $  9.16      $  9.38      $  9.33      $  9.09      $  8.56
                                                 =============================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  5.28%        7.92%       10.80%       16.51%       (5.37)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $95,044      $40,865      $56,976      $54,102      $38,500
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $62,263      $52,400      $56,276      $43,178      $44,583
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                               7.52%        7.08%        7.85%        9.63%        9.88%
Total expenses                                      0.84%        1.07%        1.14%        1.34%        1.01%
Expenses after payments and waivers and
reduction to custodian expenses                     0.80%        0.97%        0.98%        0.98%        0.98%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               58%          52%          55%          68%          47%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        50 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal


                        51 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2006, the market value of these securities comprised 0.3% of the Fund's net assets and resulted in unrealized cumulative losses of $35,722.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Fund had purchased $11,510,969 of securities issued on a when-issued basis or forward commitment.


                        52 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2006, securities with an aggregate market value of $10,842,442, representing 0.80% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                        53 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
    UNDISTRIBUTED     UNDISTRIBUTED           ACCUMULATED      OTHER INVESTMENTS
    NET INVESTMENT        LONG-TERM                  LOSS     FOR FEDERAL INCOME
    INCOME                     GAIN    CARRYFORWARD 1,2,3           TAX PURPOSES
    ----------------------------------------------------------------------------
    $1,418,544                  $--          $594,882,769            $50,633,847

1. As of June 30, 2006, the Fund had $594,882,769 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2006, details of the capital loss carryforwards were as follows:

                     EXPIRING
                     ---------------------------------
                     2007                 $ 22,425,181
                     2008                   35,734,504
                     2009                   57,513,604
                     2010                  101,344,550
                     2011                  284,056,063
                     2012                   55,694,998
                     2013                   38,113,869
                                          ------------
                     Total                $594,882,769
                                          ============

2. During the fiscal year ended June 30, 2006, the Fund utilized $8,224,116 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended June 30, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2006. Net assets of the Fund were unaffected by the reclassifications.


                        54 | OPPENHEIMER HIGH YIELD FUND

                                        INCREASE TO
         REDUCTION TO               ACCUMULATED NET
         ACCUMULATED NET              REALIZED LOSS
         INVESTMENT LOSS             ON INVESTMENTS
         ------------------------------------------
         $397,430                          $397,430

The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 was as follows:

                                              YEAR ENDED         YEAR ENDED
                                           JUNE 30, 2006      JUNE 30, 2005
         ------------------------------------------------------------------
         Distributions paid from:
         Ordinary income                    $103,885,044       $110,524,224

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities            $1,395,452,766
                                                   ===============
         Gross unrealized appreciation             $   30,784,058
         Gross unrealized depreciation                (81,417,905)
                                                   ---------------
         Net unrealized depreciation               $  (50,633,847)
                                                   ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


                        55 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $1,321 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JUNE 30, 2006              YEAR ENDED JUNE 30, 2005
                                     SHARES            AMOUNT              SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                             27,665,007     $ 259,572,324          38,389,735     $ 366,629,436
Dividends and/or
distributions reinvested          5,505,493        51,674,814           5,558,232        53,115,827
Redeemed                        (44,061,232)     (412,687,326) 1      (42,566,938)     (406,862,918) 2
                                ----------------------------------------------------------------------
Net increase (decrease)         (10,890,732)    $(101,440,188)          1,381,029     $  12,882,345
                                ======================================================================


                        56 | OPPENHEIMER HIGH YIELD FUND

                                     YEAR ENDED JUNE 30, 2006              YEAR ENDED JUNE 30, 2005
                                     SHARES            AMOUNT              SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS B
Sold                              3,362,592     $  31,120,303           5,983,222     $  56,234,386
Dividends and/or
distributions reinvested            799,813         7,392,848           1,018,189         9,579,810
Redeemed                        (10,699,068)      (98,866,406) 1      (14,803,057)     (139,393,208) 2
                                ----------------------------------------------------------------------
Net decrease                     (6,536,663)    $ (60,353,255)         (7,801,646)    $ (73,579,012)
                                ======================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                              2,798,352     $  26,178,488           4,405,322     $  42,084,078
Dividends and/or
distributions reinvested            627,445         5,872,988             673,504         6,418,231
Redeemed                         (5,156,073)      (48,240,335) 1       (6,754,941)      (64,386,578) 2
                                ----------------------------------------------------------------------
Net decrease                     (1,730,276)    $ (16,188,859)         (1,676,115)    $ (15,884,269)
                                ======================================================================

------------------------------------------------------------------------------------------------------
CLASS N
Sold                                973,723     $   9,153,510           1,306,473     $  12,488,035
Dividends and/or
distributions reinvested            109,561         1,030,125              86,918           832,537
Redeemed                         (1,207,656)      (11,340,054) 1         (650,988)       (6,217,096) 2
                                ----------------------------------------------------------------------
Net increase (decrease)            (124,372)    $  (1,156,419)            742,403     $   7,103,476
                                ======================================================================

------------------------------------------------------------------------------------------------------
CLASS Y
Sold                              7,272,553     $  67,716,809           3,233,381     $  30,626,176
Dividends and/or
distributions reinvested            507,589         4,681,074             390,120         3,698,863
Redeemed                         (1,757,939)      (16,351,109) 1       (5,371,495)      (50,924,901) 2
                                ----------------------------------------------------------------------
Net increase (decrease)           6,022,203     $  56,046,774          (1,747,994)    $ (16,599,862)
                                ======================================================================

1. Net of redemption fees of $27,999, $5,314, $3,352, $429 and $1,648 for Class
A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $28,208, $6,999, $3,748, $346 and $1,314 for Class
A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2006, were as follows:

                                        PURCHASES              SALES
        ------------------------------------------------------------
        Investment securities        $749,796,116       $893,910,720

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:


                        57 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

             FEE SCHEDULE
             ------------------------------------------------
             Up to $200 million of net assets           0.75%
             Next $200 million of net assets            0.72
             Next $200 million of net assets            0.69
             Next $200 million of net assets            0.66
             Next $200 million of net assets            0.60
             Over $1 billion of net assets              0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2006, the Fund paid $2,423,911 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service


                        58 | OPPENHEIMER HIGH YIELD FUND
fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class B, Class C and Class N shares were $12,726,658, $4,146,973 and $264,704, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED            DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------
June 30, 2006            $427,091           $1,032         $549,162          $11,246           $5,003

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2006, OFS waived $23,958 for Class Y shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2006, the Fund had no outstanding foreign currency contracts.


                        59 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of June 30, 2006, the Fund had no outstanding futures contracts.

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


                        60 | OPPENHEIMER HIGH YIELD FUND

                                                                                       UNREALIZED
                            ACQUISITION                      VALUATION AS OF         APPRECIATION
SECURITY                          DATES              COST      JUNE 30, 2006       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Huntsman Corp.                  7/15/04        $  370,299           $901,613          $   531,314
Prandium, Inc.          3/18/99-3/22/99         5,400,000              4,591           (5,395,409)
                                               ---------------------------------------------------
                                               $5,770,299           $906,204          $(4,864,095)
                                               ===================================================

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
9. FUND REORGANIZATION

The Board of Trustees of the Fund approved a proposal to reorganize the Fund with and into Oppenheimer Champion Income Fund (Champion Income Fund). In a special meeting to be held in October 2006, shareholders of the Fund will be asked to approve an Agreement and Plan of Reorganization between the Fund and Champion Income Fund, and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of the Fund to Champion Income Fund in exchange for Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund, (b) the distribution of Class A, Class B, Class C, Class N and Class Y shares of Champion Income Fund to the Class A, Class B, Class C, Class N and Class Y shareholders of the Fund in complete liquidation of the Fund and (c) the cancellation of the outstanding shares of the Fund.


                        61 | OPPENHEIMER HIGH YIELD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER HIGH YIELD FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer High Yield Fund, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Yield Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2006


                        62 | OPPENHEIMER HIGH YIELD FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2006 which are not designated as capital gain distributions should be multiplied by 1.71% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,794,800 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2006, $95,478,651 or 91.91% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        63 | OPPENHEIMER HIGH YIELD FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        64 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE           HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                            THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                               COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                       RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                  Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board of               Mortgage Company (since 1991), Centennial State Mortgage Company (since
Trustees (since 2003),                 1994), and The El Paso Mortgage Company (since 1993); Chairman of the
Trustee (since 1999)                   following private companies: Ambassador Media Corporation (since 1984) and
Age: 69                                Broadway Ventures (since 1984); Director of the following: Helmerich & Payne,
                                       Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for
                                       Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial
                                       Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier
                                       Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                       (1995-2000); former Director of the following: UNUMProvident (insurance com-
                                       pany) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television chan-
                                       nel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                        Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1990)                   equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 75                                Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                       & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                       (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards,
                                       Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                       1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E.
                                       Asset Management (investment adviser) (until March 1999). Oversees 38 portfo-
                                       lios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                       Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 1998)                   (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 69                                Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director
                                       of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                       Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                       OppenheimerFunds complex.

EDWARD L. CAMERON,                     Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 2000)                   site) (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 67                                2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
                                       1974-June 1999); Chairman of Price Waterhouse LLP Global Investment
                                       Management Industry Services Group (accounting firm) (July 1994-June 1998).
                                       Oversees 38 portfolios in the OppenheimerFunds complex.


                        65 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
JON S. FOSSEL,                         Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)                   Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                                Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                       Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and
                                       President and Chief Executive Officer (until October 1995) of the Manager;
                                       President, Chief Executive Officer and Director of the following: Oppenheimer
                                       Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders
                                       Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees
                                       38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                          Director of Colorado Uplift (charitable organization) (since September 1984).
Trustee (since 1996)                   Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 65                                affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                   Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)                   (since February 2000); Board Member of Middlebury College (educational orga-
Age: 59                                nization) (since December 2005); Director of The California Endowment
                                       (philanthropic organization) (since April 2002); Director (February 2002-2005)
                                       and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
                                       Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of
                                       American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000);
                                       Member of the investment committees of The Rockefeller Foundation (since
                                       2001) and The University of Michigan (since 2000); Advisor at Credit Suisse First
                                       Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005);
                                       Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                       2004); Trustee of MML Series Investment Fund (investment company) (April
                                       1989-June 2004); Member of the investment committee of Hartford Hospital
                                       (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                       Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                      Director of Jones International University (educational organization) (since
Trustee (since 2002)                   August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 61                                State Bank (commercial banking) (since August 2003); Director of Colorado
                                       UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family
                                       Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                       Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National
                                       Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                       2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                       February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,              Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)                   (investment company) (since 1996) and MML Series Investment Fund (invest-
Age: 64                                ment company) (since 1996); Trustee (since 1987) and Chairman (1994-2005)
                                       of the Investment Committee of the Worcester Polytech Institute (private uni-
                                       versity); President and Treasurer of the SIS Funds (private charitable fund) (since
                                       January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (com-
                                       mercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                       Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999).
                                       Oversees 40 portfolios in the OppenheimerFunds complex.


                        66 | OPPENHEIMER HIGH YIELD FUND

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                     THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
AND OFFICER                            NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM,
                                       OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE
                                       TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                                       TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                        Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and                 (since September 2000) of the Manager; President and director or trustee of
Principal Executive Officer            other Oppenheimer funds; President and Director of OAC and of Oppenheimer
(since 2001)                           Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
Age: 57                                July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                       Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                       Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                       Manager) (since July 2001); President and Director of OppenheimerFunds Legacy
                                       Program (charitable trust program established by the Manager) (since July 2001);
                                       Director of the following investment advisory subsidiaries of the Manager: OFI
                                       Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                       Trinity Investment Management Corporation and Tremont Capital Management,
                                       Inc. (since November 2001), HarbourView Asset Management Corporation and
                                       OFI Private Investments, Inc. (since July 2001); President (since November 2001)
                                       and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                       Executive Vice President of Massachusetts Mutual Life Insurance Company
                                       (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                       Corporation (holding company parent of Babson Capital Management LLC)
                                       (since June 1995); Member of the Investment Company Institute's Board of
                                       Governors (since October 3, 2003); Chief Operating Officer of the Manager
                                       (September 2000-June 2001); President and Trustee of MML Series Investment
                                       Fund and MassMutual Select Funds (open-end investment companies)
                                       (November 1999-November 2001); Director of C.M. Life Insurance Company
                                       (September 1999-August 2000); President, Chief Executive Officer and Director of
                                       MML Bay State Life Insurance Company (September 1999-August 2000); Director
                                       of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                                       Emerald Isle Bancorp) (June 1989-June 1998). Oversees 86 portfolios in the
                                       OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------

OTHER OFFICERS                         THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. KOURKOULAKOS
OF THE FUND                            AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-
                                       1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                       80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                       RETIREMENT DEATH OR REMOVAL.

DIMITRIOS KOURKOULAKOS,                Vice President of the Manager since December 2001; High Yield Analyst
Vice President and Portfolio           (1998-2001) and a Securities Analyst (1995-1998) of the Manager. An officer
Manager (since 2002)                   of 3 portfolios in the OppenheimerFunds complex.
Age: 38

MARK S. VANDEHEY,                      Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and                     March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer               Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
(since 2004)                           Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                                2004). An officer of 86 portfolios in the OppenheimerFunds complex.


                        67 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                       Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal                Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting               Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real
Officer (since 1999)                   Asset Management Corporation, and Oppenheimer Partnership Holdings,
Age: 46                                Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                       OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May
                                       2000), OFI Institutional Asset Management, Inc. (since November 2000), and
                                       OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief
                                       Financial Officer of OFI Trust Company (trust company subsidiary of the
                                       Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                       March 1999), Centennial Asset Management Corporation (March 1999-October
                                       2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal
                                       and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services
                                       Division (March 1995-March 1999). An officer of 86 portfolios in the
                                       OppenheimerFunds complex.

ROBERT G. ZACK,                        Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary           2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                           December 2001); General Counsel of Centennial Asset Management
Age: 58                                Corporation (since December 2001); Senior Vice President and General Counsel
                                       of HarbourView Asset Management Corporation (since December 2001);
                                       Secretary and General Counsel of OAC (since November 2001); Assistant
                                       Secretary (since September 1997) and Director (since November 2001) of
                                       OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                       President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                       December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                       November 2001); Senior Vice President, General Counsel and Director of
                                       Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                       December 2001); Senior Vice President, General Counsel and Director of OFI
                                       Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                       President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                       President and General Counsel of OFI Institutional Asset Management, Inc.
                                       (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                       December 2003); Senior Vice President (May 1985-December 2003), Acting
                                       General Counsel (November 2001-February 2002) and Associate General
                                       Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                       the following: Shareholder Services, Inc. (May 1985-November 2001),
                                       Shareholder Financial Services, Inc. (November 1989-November 2001),
                                       and OppenheimerFunds International Ltd. (September 1997-November 2001).
                                       An officer of 86 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

                        68 | OPPENHEIMER HIGH YIELD FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

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ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $25,000 in fiscal 2006 and $24,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for 2006 or 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $21,500 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Merger related consents and financial statement reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,840 in fiscal 2006 and no such fees in fiscal 2005to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $27,340 in fiscal 2006 and no such fees for fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer High Yield Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006